Condensed Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020	$ 5,887		$ (5,887)	$ (67,993)	$ (67,993)
Balance, shares at Dec. 31, 2020	11,773,800
Sale of common stock, net	$ 450	4,499,550			4,500,000
Sale of common stock, net, shares	900,000
Collection of stock subscription receivable			5,887		5,887
Net loss				(2,176,536)	(2,176,536)
Balance at Dec. 31, 2021	$ 6,337	4,499,550		(2,244,529)	2,261,358
Balance, shares at Dec. 31, 2021	12,673,800
Sale of common stock, net	$ 201	1,718,799	(135,000)		1,584,000
Sale of common stock, net, shares	402,200
Net loss				(1,475,046)	(1,475,046)
Balance at Mar. 31, 2022	$ 6,538	6,218,349	(135,000)	(3,719,575)	2,370,312
Balance, shares at Mar. 31, 2022	13,076,000
Balance at Dec. 31, 2021	$ 6,337	4,499,550		(2,244,529)	2,261,358
Balance, shares at Dec. 31, 2021	12,673,800
Net loss					(5,708,711)
Balance at Sep. 30, 2022	$ 6,628	8,267,059		(7,953,238)	320,449
Balance, shares at Sep. 30, 2022	13,256,000
Balance at Dec. 31, 2021	$ 6,337	4,499,550		(2,244,529)	2,261,358
Balance, shares at Dec. 31, 2021	12,673,800
Sale of common stock, net	$ 320	2,903,680			2,904,000
Sale of common stock, net, shares	639,200
Net loss				(7,058,190)	(7,058,190)
Stock-based compensation		1,296,600			1,296,600
Balance at Dec. 31, 2022	$ 6,657	8,699,830		(9,302,719)	(596,232)
Balance, shares at Dec. 31, 2022	13,313,000
Balance at Mar. 31, 2022	$ 6,538	6,218,349	(135,000)	(3,719,575)	2,370,312
Balance, shares at Mar. 31, 2022	13,076,000
Collection of stock subscription receivable			135,000		135,000
Net loss				(2,422,979)	(2,422,979)
Stock-based compensation		1,001,000			1,001,000
Balance at Jun. 30, 2022	$ 6,538	7,219,349		(6,142,554)	1,083,333
Balance, shares at Jun. 30, 2022	13,076,000
Sale of common stock, net	$ 90	899,910			900,000
Sale of common stock, net, shares	180,000
Net loss				(1,810,684)	(1,810,684)
Stock-based compensation		147,800			147,800
Balance at Sep. 30, 2022	$ 6,628	8,267,059		(7,953,238)	320,449
Balance, shares at Sep. 30, 2022	13,256,000
Balance at Dec. 31, 2022	$ 6,657	8,699,830		(9,302,719)	(596,232)
Balance, shares at Dec. 31, 2022	13,313,000
Sale of common stock, net		147,800			147,800
Net loss				(1,341,044)	(1,341,044)
Balance at Mar. 31, 2023	$ 6,657	8,847,630		(10,643,763)	(1,789,476)
Balance, shares at Mar. 31, 2023	13,313,000
Balance at Dec. 31, 2022	$ 6,657	8,699,830		(9,302,719)	(596,232)
Balance, shares at Dec. 31, 2022	13,313,000
Net loss					(6,194,965)
Balance at Sep. 30, 2023	$ 1,478	23,611,517		(15,497,684)	8,115,311
Balance, shares at Sep. 30, 2023	14,780,885
Balance at Mar. 31, 2023	$ 6,657	8,847,630		(10,643,763)	(1,789,476)
Balance, shares at Mar. 31, 2023	13,313,000
Net loss				(1,266,107)	(1,266,107)
Stock-based compensation		737,200			737,200
Issuance of Warrants		3,515,000			3,515,000
Balance at Jun. 30, 2023	$ 6,657	13,099,830		(11,909,868)	1,196,619
Balance, shares at Jun. 30, 2023	13,313,000
Net loss				(3,587,816)	(3,587,816)
Stock-based compensation	(5,326)	1,457,459			1,452,133
Issuance of common stock at IPO, net	$ 128	7,704,152			7,704,279
Issuance of common stock at IPO, net, shares	1,275,000
Issuance of common stock Related to conversion of debt	$ 16	1,100,080			1,100,096
Issuance of common stock Related to conversion of debt, shares	157,170
Issuance of common stock	$ 4	249,996			250,000
Issuance of common stock, shares	35,715
Balance at Sep. 30, 2023	$ 1,478	$ 23,611,517		$ (15,497,684)	$ 8,115,311
Balance, shares at Sep. 30, 2023	14,780,885